TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 32 - TRANSACTIONS WITH RELATED PARTIES

(a) Details of transactions with related parties as follows:

						Transaction amount
		Nature of		Nature of		with related parties
		relationship with		related		As of December 31,
Tax No.	Related party	related parties	Country of origin	parties transactions	Currency	2022	2021	2020
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales	CLP	87	23	28
81.062.300-4	Costa Verde Aeronautica S.A.	Common shareholder	Chile	Loans received (*)	US$	(231,714)	(35,412)	(100,013)
				Interest received (*)	US$	(21,329)	(34,694)	(5,700)
				Capital contribution	US$	170,962	-	-

87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	36	26	13

96.989.370-3	Rio Dulce S.A.	Related director	Chile	Tickets sales	CLP	2	9	5
Foreign	Patagonia Seafarms INC	Related director	U.S.A	Services provided of cargo transport	US$	-	15	40
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	Real estate leases received	ARS	(63)	-	-
					USD	-	-	-
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided of passenger transport	BRL	4	12	13
Foreign	Qatar Airways	Indirect shareholder	Qatar	Interlineal received service	US$	(23,110)	(6,387)	(4,736)
				Services provided by aircraft lease	US$	-	-	22,215
				Interlineal provided service	US$	37,855	6,283	3,141
				Services provided of handling	US$	692	1,493	1,246
				Services received miles	US$	(4,974)	-	-
				Compensation for early return of aircraft	US$	-	-	9,240
				Services provided / received others	US$	(434)	(963)	1,160
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(111,706)	(11,768)	(4,160)
				Interlineal provided service	US$	102,580	7,695	4,357
				Loans received (*)	US$	(233,008)	-	-
				Interest received (*)	US$	(10,374)	-	-
				Capital contribution	US$	163,979	-	-
				Services provided of handling	US$	(4,340)	-	-
				Engine sale	US$	19,405	-	-
				Services provided maintenance	US$	-	(59)	3,310
				Services provided / received others	US$	(1,893)	(318)	30
Foreign	QA Investments Ltd	Common shareholder	U.K.	Loans received (*)	US$	(240,440)	(44,266)	(125,016)
				Interest received (*)	US$	(26,153)	(43,367)	(7,125)
				Capital contribution	US$	163,979	-	-
Foreign	QA Investments 2 Ltd	Common shareholder	U.K.	Loans received (*)	US$	(7,414)	(44,266)	(125,016)
				Interest received (*)	US$	(15,780)	(43,367)	(7,125)
Foreign	Lozuy S.A.	Common shareholder	Uruguay	Loans received (*)	US$	(57,928)	(8,853)	(25,003)
				Interest received (*)	US$	(5,332)	(8,673)	(1,425)

(*)	Operations corresponding to DIP loans tranche C.

The balances corresponding to Accounts receivable and accounts payable to related entities are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions and duly informed.

(b) Compensation of key management

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and macro guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Senior Directors.

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Remuneration	10,651	9,981	8,395
Board compensation	1,109	1,016	257
Non-monetary benefits	565	501	1,719
Short-term benefits	11,814	16,639	13,624
Termination benefits (*)	1,157	513	4,539
Total	25,296	28,650	28,534

(*)	Includes termination benefits ThUS $ 1,157 related to the reorganization within the framework of Chapter 11 and classified as expenses of restructuring activities, for the 12 months ended December 31, 2022. (Note 26 d).